Income Taxes - Composition of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Composition of income tax expenses for China operations
Current income tax expense	$ 92,823	$ 121,249	$ 55,098
Deferred tax expense (benefit)	17,727	24,038	(24,821)
Income tax expense	$ 110,550	$ 145,287	$ 30,277